Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000228384 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000228384 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000228384 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000228384 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000228384 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000228384 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000228384 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000228384 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000228384 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000228384 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000228384 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000228384 | Securities Sold Short
Holdings [Line Items]
Percent of Net Asset Value	(73.90%)
C000228384 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000228384 | Collateral on Deposit for Securities Sold Short
Holdings [Line Items]
Percent of Net Asset Value	76.40%
C000228384 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	80.50%
C000228383 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000228383 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000228383 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000228383 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000228383 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000228383 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000228383 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000228383 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000228383 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000228383 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000228383 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000228383 | Securities Sold Short
Holdings [Line Items]
Percent of Net Asset Value	(73.90%)
C000228383 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000228383 | Collateral on Deposit for Securities Sold Short
Holdings [Line Items]
Percent of Net Asset Value	76.40%
C000228383 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	80.50%